Related party transactions (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total associates and joint ventures	$ 95	$ 2,890	$ 878
Total other related parties	(7,874)	(4,352)	(24,364)
Total parent company	18	7	166
Total Directors and Senior Management	(21,434)	(23,476)	(54,370)
Total	(29,195)	(24,931)	(77,690)
Donations	1,309	1,219	1,956
Income from sales and services from agricultural business	446,202	501,446	524,319
Other Associates And Joints Ventures [Member]
Statement [Line Items]
Corporate services	476	385	477
Financial operations	27	297	362
Leases and or rights of use asset	(344)	75	(326)
Sociedad Rural Argentinas [Member]
Statement [Line Items]
Financial operations	1,697	5,443	349
IFISAs [Member]
Statement [Line Items]
Financial operations	18	7	166
Others Related Parties [Member]
Statement [Line Items]
Corporate services	116	86	(1,114)
Financial operations	(201)	(517)	(980)
Leases and or rights of use asset	(261)	(269)	(6)
Fees and remunerations	(1,122)	(1,418)	(63)
Legal services	707	802	927
Donations	704	1,418	119
Income from sales and services from agricultural business	1,010	1,663	1,522
Yad Levims [Member]
Statement [Line Items]
Financial operations	1,379	1,306	1,114
Directorss [Member]
Statement [Line Items]
Management fee	(20,224)	(22,903)	(53,111)
Senior Managements [Member]
Statement [Line Items]
Compensation of Directors and senior management	(1,210)	(573)	(1,259)
CAMSA And Subsidiaries [Member]
Statement [Line Items]
Management fee	(9,081)	(12,945)	(24,823)
Rundel Globals LTD [Member]
Statement [Line Items]
Financial operations	0	4,519	683
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	(64)	2,179	389
BHN Seguros Generales S.A. [Member]
Statement [Line Items]
Financial operations	0	(12)	(7)
BHN Vida S.A. [Member]
Statement [Line Items]
Financial operations	$ 0	$ (34)	$ (17)